Share capital - Narrative (Details)	6 Months Ended
	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares
Share capital
Number of shares authorised | shares	25	555,000,000	555,000,000
Stock split ratio	1
Par value per share | $ / shares	$ 0.0025	$ 0.0001
Ordinary shares [member]
Share capital
Number of shares authorised | shares	1	500,000,000
Par value per share | $ / shares	$ 0.0025	$ 0.0001
Class A Ordinary Shares
Share capital
Number of shares authorised | shares			500,000,000
Par value per share | $ / shares			$ 0.0001
Preferred shares
Share capital
Number of shares authorised | shares		55,000,000	55,000,000
Par value per share | $ / shares			$ 0.0001